Share Based Compensation - Summary of Share Option Activity (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2021 shares
Restricted Stock Units (RSUs) [Member] | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RS granted	4,273